Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Depreciation and impairment of non-financial assets (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Depreciation Amortization And Impairment Of Non-financial Assets [line items]
Total	$ 432,389	$ 621,988
Depreciation of property, plant and equipment [member]
Disclosure Of Depreciation Amortization And Impairment Of Non-financial Assets [line items]
Total	209,663	357,377
Depreciation of other non financial assets [member]
Disclosure Of Depreciation Amortization And Impairment Of Non-financial Assets [line items]
Total	73,942	17,815
Depreciation of intangible assets [member]
Disclosure Of Depreciation Amortization And Impairment Of Non-financial Assets [line items]
Total	148,506	$ 246,796
Impairment of other non-financial assets [member]
Disclosure Of Depreciation Amortization And Impairment Of Non-financial Assets [line items]
Total	$ 278